ACCUMULATED OTHER COMPREHENSIVE INCOME - DIAMOND S SHIPPING INC. AND SUBSIDIARIES	6 Months Ended
Jun. 30, 2019
Diamond S Shipping
ACCUMULATED OTHER COMPREHENSIVE INCOME

10.         ACCUMULATED OTHER COMPREHENSIVE INCOME

The components of Accumulated other comprehensive income included in the Condensed Consolidated Balance Sheets consist of net unrealized gain on cash flow hedges as of June 30, 2019 and December 31, 2018.

The changes in Accumulated other comprehensive income by component for the six months ended June 30, 2019 and 2018 are as follows:

	2019	2018
Accumulated other comprehensive income – January 1,	$4,387	$4,773
Other comprehensive (loss) income before reclassifications	(4,007)	1,054
Amounts reclassified from Accumulated other comprehensive income	1,029	621
Other comprehensive (loss) income for the period	(2,978)	1,675
Accumulated other comprehensive income – June 30,	$1,409	$6,448

The realized gain for the six months ended June 30, 2019 reclassified from Accumulated other comprehensive income consists of a realized loss of  ($348) related to interest rate swap contracts and $1,377 related to the amortization of the gain on re-couponed swaps, as discussed in Note 9. The realized gain for the six months ended June 30, 2018 reclassified from Accumulated other comprehensive income consists of a realized gain of  $621 related to interest rate swap contracts. The realized (loss) gain reclassified from Accumulated other comprehensive income are presented in Interest expense in the Condensed Consolidated Statements of Operations.